CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,474	$ 2,901
Restricted Cash	1,452
Trade receivables (net of allowances for doubtful accounts of $415 and $ 395 as of December 31, 2012 and 2011, respectively)	3,292	5,389
Inventories	6,736	6,590
Other current assets	2,685	3,490
Total current assets	15,639	18,370
SEVERANCE PAY FUND	3,090	2,674
PROPERTY AND EQUIPMENT, NET	268	301
Total assets	18,997	21,345
CURRENT LIABILITIES:
Short term bank credit	1,058
Short term loans (includes loan of $777 form related party)	1,527
Trade payables	1,920	2,703
Employees and payroll accruals	1,996	2,087
Deferred revenues and advances from customers	2,100	894
Other accounts payable and accrued expenses	1,844	2,016
Total current liabilities	10,445	7,700
LONG-TERM LIABILITIES:
Deferred revenues	37	161
Accrued severance pay	3,518	3,092
Total long-term liabilities	3,555	3,253
Total liabilities	14,000	10,953
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 0.20 par value: 9,997,670 shares authorized at December 31, 2012 and 2011; 6,480,623 and 6,446,541 shares issued at December 31, 2012 and 2011, respectively; 6,449,780 and 6,415,698 shares outstanding at December 31, 2012 and 2011, respectively	251	250
Additional paid-in capital	61,470	60,754
Accumulated other comprehensive loss	(322)	(197)
Accumulated deficit	(56,402)	(50,415)
Total shareholders' equity	4,997	10,392
Total liabilities and shareholders' equity	$ 18,997	$ 21,345